Related Party Transactions - Schedule of Considers Directors and Officers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Considers Directors and Officers [Abstract]
Salaries, benefits, and director fees	$ 5,946	$ 3,808